UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

 The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2023

WESTERN ASSET

SMASh SERIES M FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended August 31, 2023.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

II	Western Asset SMASh Series M Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2023 and February 28, 2023 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
-0.06%	$1,000.00	$999.40	0.00%	$0.00	5.00%	$1,000.00	$1,025.14	0.00%	$0.00

[1]	For the six months ended August 31, 2023.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

2	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 40.1%
FHLMC — 5.5%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$13,132	$13,501
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	97,216	98,978
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/43	268,233	245,472
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48	156,619	154,432
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-8/1/51	82,862,729	66,434,617
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.871%	11/1/47	1,172,322	1,111,402	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.099%	2/1/50	2,207,850	2,092,131	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.008%	11/1/48	5,982,018	5,601,379	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.104%	3/1/47	1,029,397	970,420	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	9,853	9,955
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	11,091	11,796
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	37,263	38,535
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	76,914	79,527
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	577,213	547,104
Total FHLMC				77,409,249
FNMA — 4.8%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,532,363	3,874,493
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	13,390	13,580
Federal National Mortgage Association (FNMA)	6.000%	11/1/37	15,327	15,811
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	209,454	218,836

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	6/1/38-12/1/47	$1,134,201	$1,134,003
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	15,643	16,433
Federal National Mortgage Association (FNMA)	4.500%	6/1/42-8/1/58	6,239,236	5,955,264
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	4,393,768	4,139,663
Federal National Mortgage Association (FNMA)	3.000%	6/1/43-11/1/48	7,577,015	6,714,618
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-3/1/52	43,239,590	34,734,024
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-9/1/61	11,250,583	9,331,088
Federal National Mortgage Association (FNMA)	2.500%	9/1/53	1,600,000	1,325,750	(b)
Total FNMA				67,473,563
GNMA — 29.8%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	30,737,718	27,475,344
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,898,401	3,620,578
Government National Mortgage Association (GNMA)	4.000%	3/15/50	63,929	59,871
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	533,988	557,070
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	45,127,759	43,408,784
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-9/20/52	6,116,078	6,045,279
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-12/20/52	32,834,749	30,123,016
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-6/20/52	65,320,598	61,348,189
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-3/20/52	17,469,317	15,433,144
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	13,775,418	11,229,637
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-11/20/52	121,156,300	102,742,215

See Notes to Financial Statements.

4	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	9/20/53	$14,100,000	$11,998,219	(b)
Government National Mortgage Association (GNMA) II	3.000%	9/20/53	37,000,000	32,538,321	(b)
Government National Mortgage Association (GNMA) II	3.500%	9/20/53	21,300,000	19,343,894	(b)
Government National Mortgage Association (GNMA) II	4.000%	9/20/53	1,800,000	1,677,375	(b)
Government National Mortgage Association (GNMA) II	4.500%	9/20/53	39,100,000	37,264,133	(b)
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	8,600,000	8,369,043	(b)
Government National Mortgage Association (GNMA) II	5.500%	9/20/53	9,100,000	9,008,289	(b)
Total GNMA				422,242,401
Total Mortgage-Backed Securities (Cost — $596,664,056)				567,125,213
Collateralized Mortgage Obligations (c) — 39.1%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	5.740%	7/20/35	200,679	170,364	(a)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	215,723	128,009
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. Term SOFR + 0.734%)	6.032%	6/25/45	179,608	178,740	(a)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.508%	11/17/38	5,826,851	5,705,831	(a)(d)
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.346%	1/18/36	746,948	738,622	(a)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	9,379,426
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.857%	7/15/35	11,150,000	10,963,871	(a)(d)
BX, 2021-MFM1 A (1 mo. Term SOFR + 0.814%)	6.124%	1/15/34	2,712,736	2,672,345	(a)(d)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.125%	9/15/36	22,570,000	21,987,945	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	6.113%	10/15/38	34,702,060	33,903,212	(a)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	6.114%	10/15/36	35,380,000	34,598,052	(a)(d)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	2,762,471	(d)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
BX Trust, 2021-ARIA A (1 mo. Term SOFR + 1.014%)	6.324%	10/15/36	$19,205,000	$18,736,177	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. Term SOFR + 0.794%)	6.109%	10/25/34	1,061,560	1,002,508	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	159,023
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	116,487	(a)
Commercial Mortgage Trust, 2013-CR12 C	5.124%	10/10/46	80,000	31,999	(a)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,540,102	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	2,871,809	(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	7,180,295	6,812,136	(a)(d)
CSMC Trust, 2017-RPL1 M1	2.963%	7/25/57	20,370,000	16,625,748	(a)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	12,003,308	11,071,855	(a)(d)
CSMC Trust, 2017-RPL3 B2	4.464%	8/1/57	16,278,344	14,986,109	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	8,394,340	(d)
CSMC Trust, 2020-TMIC A (1 mo. Term SOFR + 3.614%)	8.925%	12/15/35	8,060,000	8,052,194	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	4,819,809	3,637,295	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	12,239,469	11,435,178	(a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	8,379,576	7,152,373	(a)(d)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	6,400,640	6,055,404	(a)(d)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	9,351,965	8,123,888	(a)(d)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.804%	10/25/66	18,815,437	18,744,102	(a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	6.504%	7/15/38	8,292,942	8,220,737	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	601,771	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.735%	3/25/27	47,707,089	843,356	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	6,463,925	171,766	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	5,772,324	243,937	(a)

See Notes to Financial Statements.

6	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K118 X1, IO	1.051%	9/25/30	$11,405,722	$594,661	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.119%	10/25/30	54,190,218	2,980,435	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.971%	11/25/30	9,935,932	479,359	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K740 X1, IO	0.831%	9/25/27	35,422,609	899,444	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.636%	2/25/35	45,205,380	5,082,029	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.629%	5/25/35	29,756,169	3,419,025	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	40,212,179	4,218,310	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	12,299	12,680
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.647%	10/15/41	125,536	9,907	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	65,214	2,184
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	431,361	376,237
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,251,940	165,658
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	355,793	61,892
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	22,330,878	3,602,109
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (30 Day Average SOFR + 1.964%)	7.252%	2/25/50	3,089,423	3,099,683	(a)(d)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.388%	10/25/33	$25,300,000	$25,066,337	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	813,693	39,374	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (30 Day Average SOFR + 3.814%)	9.102%	4/25/28	2,331,427	2,410,451	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.588%	8/25/33	15,843,706	15,882,580	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (30 Day Average SOFR + 5.364%)	10.652%	10/25/23	5,512,558	5,550,825	(a)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.802%	1/25/24	9,485,545	9,605,613	(a)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.838%	10/25/41	11,940,000	11,781,291	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,723,379
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	530,797	474,944
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.741%	9/25/29	34,061,913	1,003,897	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,578,483	10,271,805
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	703,803	655,389
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.651%	2/25/30	6,733,380	125,997	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	1.037%	2/25/30	12,106,843	422,147	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.843%	2/25/28	5,546,828	147,944	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.123%	2/25/28	30,122,544	1,079,990	(a)

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.837%	1/25/28	$8,224,728	$376,940	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.541%	9/25/34	2,754,682	176,292	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.116%	12/25/30	74,520,000	370,193	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.603%	12/25/33	36,956,508	2,765,067	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	186,447	189,199
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	833	842
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	9,099	8,031
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.198%	7/25/42	32,003	3,318	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	158,464	5,922
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.748%	12/25/42	265,857	27,497	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	55,667	56,234
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	127,737	21,400
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	409,805	70,703
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	401,002	17,946
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	610,972	28,001	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	958,793	558,068
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	8,576	1,835
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	5,734	1,128
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	2,996	590	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	$3,106	$668	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	5,085	826
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	7,320	1,575
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	27,605	4,652
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	48,158	1,748
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	47,211	7,216
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	1,733,878	1,655,944	(a)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.280%	4/19/36	342,578	266,471	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.222%	1/20/40	2,244	13	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	21,269	4
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.705%	11/20/60	307,209	305,874	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. Term SOFR + 0.614%)	5.755%	4/20/61	402,396	400,590	(a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.173%	4/16/42	1,374,885	162,879	(a)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.188%	6/16/54	14,405,053	21,223	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.147%	1/16/55	52,627,571	240,079	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.191%	5/16/55	7,729,526	50,737	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	394,251	70,037
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	528,689	97,622

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	$218,889	$41,470
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	895,868	31,008	(a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.518%	5/20/68	666,273	664,450	(a)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,629,183	3,187,228
Government National Mortgage Association (GNMA), 2019-H01 FT (1 mo. Term SOFR + 0.514%)	5.618%	10/20/68	243,584	242,660	(a)
Government National Mortgage Association (GNMA), 2019-H08 FE (1 mo. Term SOFR + 0.764%)	3.869%	1/20/69	406,255	391,291	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	1,455,624	245,869
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	567,136	94,150
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	595,838	81,331
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	621,316	84,775
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	401,053	54,586
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	618,268	88,214
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	2,036,383	271,193
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.958%	10/16/60	83,955,584	5,441,111	(a)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	4.850%	5/20/70	1,607,645	1,612,474	(a)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.468%	4/20/70	2,214,541	2,233,091	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.530%	7/20/70	242,487	238,512	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.796%	7/20/70	$96,886	$94,854	(a)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.618%	8/20/70	2,284,425	2,259,427	(a)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. Term SOFR + 2.114%)	7.425%	5/15/26	2,894,000	2,336,713	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.614%)	7.925%	5/15/26	8,660,000	6,203,960	(a)(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	464,962	461,908	(a)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,510,772	(a)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	12,873,471	(a)(d)
GS Mortgage-Backed Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	10,761,278	10,228,367	(d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. Term SOFR + 0.854%)	6.169%	12/25/34	1,149,762	1,082,205	(a)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. Term SOFR + 0.854%)	6.169%	11/25/34	2,049,361	2,004,364	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	5.100%	7/15/47	700,000	504,245	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	436,892	232,767
JPMorgan Mortgage Trust, 2015-5 A9	6.525%	5/25/45	330,041	323,791	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,895,614	1,675,393	(a)(d)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. Term SOFR + 0.324%)	3.252%	7/27/36	4,211,749	3,736,589	(a)(d)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	6.250%	6/25/60	5,542,264	5,547,822	(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.824%	9/25/35	55,701	34,710	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	4.060%	3/25/36	299,856	186,631	(a)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	2,460,705	2,233,166	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	3,239,964	2,964,198	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	9,928,254	9,220,568	(a)(d)

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	$12,745,934	$12,069,573	(a)(d)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	5,082,414	4,155,923	(a)(d)
OPG Trust, 2021-PORT D (1 mo. Term SOFR + 1.245%)	6.556%	10/15/36	2,510,227	2,436,951	(a)(d)
PFP Ltd., 2021-8 A (1 mo. Term SOFR + 1.114%)	6.427%	8/9/37	3,043,724	3,004,003	(a)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	16,596,069	13,085,426	(a)(d)
RALI Trust, 2006-QO7 3A2 (1 mo. Term SOFR + 0.524%)	5.839%	9/25/46	264,384	250,436	(a)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	15,767	10,404
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	454,068	418,213
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.574%	5/15/38	9,120,000	8,288,434	(a)(d)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	6.014%	10/15/34	12,605,000	12,317,851	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.405%	3/25/34	66,077	62,700	(a)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	6.580%	3/25/46	92,202	83,938	(a)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.010%	3/25/33	59,844	57,757	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. Term SOFR + 1.114%)	6.429%	5/25/58	6,242,320	6,283,227	(a)(d)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,458,907	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. Term SOFR + 1.094%)	6.409%	11/25/34	4,047,401	3,714,843	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. Term SOFR + 0.754%)	6.069%	7/25/45	33,130	31,046	(a)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,483,414	(a)
Total Collateralized Mortgage Obligations (Cost — $604,289,169)				553,964,502

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 14.6%
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.184%)	6.495%	8/15/34	$3,000,000	$2,964,165	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	6,654,000	5,893,261	(d)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	6.329%	3/25/37	307,992	312,671	(a)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	15,258,350	14,061,519	(d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.578%	8/19/38	5,490,000	5,340,397	(a)(d)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. Term SOFR + 0.614%)	5.929%	10/25/34	1,788,819	1,707,388	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.089%	7/25/36	10,346	10,133	(a)(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	226,825	196,625	(d)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	3,102,194	2,767,540	(d)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	8,389,794	6,942,483	(d)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.445%	7/15/39	3,880,000	3,829,679	(a)(d)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,506,400	6,799,581	(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,494,955	(d)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	8,208,524	(d)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	16,380,000	14,459,011	(d)
Hertz Vehicle Financing LP, 2021-2A B	2.120%	12/27/27	8,690,000	7,657,244	(d)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.498%	2/15/39	4,360,000	4,306,020	(a)(d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. Term SOFR + 0.414%)	5.729%	5/25/37	4,082,007	3,431,658	(a)(d)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.506%	10/16/36	3,560,000	3,523,476	(a)(d)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. Term SOFR + 0.294%)	5.609%	12/25/36	18,689	7,419	(a)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	9,568,672	8,821,268	(d)

See Notes to Financial Statements.

14	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2017-2A A (30 Day Average SOFR + 1.164%)	6.452%	12/27/66	$22,596,886	$22,521,239	(a)(d)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.002%	12/26/69	2,177,289	2,154,395	(a)(d)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	14,259,810	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.555%	4/15/37	205,293	189,504	(a)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	5.699%	5/25/36	4,006	3,991	(a)(d)
RAAC Trust, 2006-SP1 M1 (1 mo. Term SOFR + 0.714%)	6.029%	9/25/45	560,380	539,959	(a)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. Term SOFR + 0.994%)	3.927%	8/25/33	590,570	531,722	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. Term SOFR + 1.114%)	6.429%	9/25/37	165,593	142,916	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. Term SOFR + 1.914%)	7.229%	9/25/37	725,005	625,622	(a)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.929%	10/25/32	1,923	1,910	(a)(d)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	654,414	612,556
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	6.222%	12/17/68	7,103,004	7,049,667	(a)(d)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	11,687,384	10,780,264	(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	14,626,306	12,798,338	(d)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	8,500,000	7,699,478	(d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	5,756,278	(d)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.989%	10/16/56	6,139,013	6,202,034	(a)(d)
Structured Asset Securities Corp., 2004-SC1 A	8.191%	12/25/29	6,975	5,902	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	49,960	49,714
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,113,434	2,580,493	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	7,832,890	6,751,924	(d)
Total Asset-Backed Securities (Cost — $226,100,105)				205,992,733

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 3.6%
Communication Services — 0.9%
Diversified Telecommunication Services — 0.3%
AT&T Inc., Senior Notes	2.250%	2/1/32	$1,100,000	$858,636
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	2,210,000	1,748,625
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	2,160,000	1,996,504
Total Diversified Telecommunication Services				4,603,765
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	900,000	719,668
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,890,000	2,225,973
Comcast Corp., Senior Notes	3.969%	11/1/47	1,460,000	1,171,410
Comcast Corp., Senior Notes	2.887%	11/1/51	1,170,000	750,885
Total Media				4,867,936
Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	542,500	537,177	(d)
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,410,000	3,113,679
Total Wireless Telecommunication Services				3,650,856
Total Communication Services				13,122,557
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
EOG Resources Inc., Senior Notes	3.900%	4/1/35	2,210,000	1,955,390
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,236,557
Total Energy				7,191,947
Financials — 0.6%
Banks — 0.4%
BAC Capital Trust XIV, Ltd. GTD (3 mo. USD LIBOR + 0.400%)	5.952%	9/18/23	200,000	158,315	(a)(e)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	750,864	(a)

See Notes to Financial Statements.

16	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	$4,420,000	$3,819,701	(a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	880,000	758,828	(a)(d)
Total Banks				5,487,708
Capital Markets — 0.2%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	2,250,000	2,170,365
Total Financials				7,658,073
Industrials — 1.4%
Air Freight & Logistics — 1.4%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	19,005,468	(d)
Materials — 0.2%
Chemicals — 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,922,739	(d)
Metals & Mining — 0.1%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,550,000	1,392,588
Total Materials				3,315,327
Total Corporate Bonds & Notes (Cost — $54,568,136)				50,293,372
Sovereign Bonds — 0.8%
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	5,490,472
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	3,011,501
Total Mexico				8,501,973
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,513,146	(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	1,756,657	(d)
Total Qatar				3,269,803
Total Sovereign Bonds (Cost — $14,155,834)				11,771,776
Total Investments before Short-Term Investments (Cost — $1,495,777,300)				1,389,147,596

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 7.1%
Repurchase Agreements — 2.5%
Goldman Sachs Group Inc. repurchase agreement dated 8/31/23; Proceeds at maturity — $34,805,056; (Fully collateralized by U.S. government obligations, 0.375% due 11/30/25; Market value — $34,800,000) (Cost — $34,800,000)	5.230%	9/1/23	$34,800,000	$34,800,000
U.S. Treasury Bills — 2.4%
U.S. Treasury Bills	5.316%	9/28/23	9,810,000	9,771,207	(g)
U.S. Treasury Bills	5.381%	10/10/23	1,950,000	1,938,862	(g)
U.S. Treasury Bills	5.415%	10/12/23	7,870,000	7,822,518	(g)
U.S. Treasury Bills	5.470%	12/7/23	14,540,000	14,334,150	(g)
Total U.S. Treasury Bills (Cost — $33,870,525)				33,866,737
U.S. Government Agencies — 2.0%
Federal Home Loan Bank (FHLB), Discount Notes	5.136%	9/29/23	20,000,000	19,920,784	(g)
Federal Home Loan Bank (FHLB), Discount Notes	5.321%	1/2/24	4,560,000	4,480,609	(g)
Federal Home Loan Bank (FHLB), Discount Notes	5.329%	1/29/24	4,560,000	4,463,368	(g)
Total U.S. Government Agencies (Cost — $28,857,437)				28,864,761

			Shares
Overnight Deposits — 0.2%
BNY Mellon Cash Reserve Fund (Cost — $3,626,249)	2.250%		3,626,249	3,626,249	(h)
Total Short-Term Investments (Cost — $101,154,211)				101,157,747
Total Investments — 105.3% (Cost — $1,596,931,511)				1,490,305,343
Liabilities in Excess of Other Assets — (5.3)%				(75,091,972)
Total Net Assets — 100.0%				$1,415,213,371

See Notes to Financial Statements.

18	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2023, the Fund held TBA securities with a total cost of $120,410,008.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Rate shown represents yield-to-maturity.

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

GTD	— Guaranteed

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,068	12/23	$420,450,204	$421,468,095	$1,017,891
U.S. Treasury 5-Year Notes	14,653	12/23	1,557,047,751	1,566,726,308	9,678,557

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series M Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Long- Term Bonds	38	12/23	$4,540,440	$4,624,125	$83,685
					10,780,133
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,504	12/23	165,472,986	166,991,000	(1,518,014)
U.S. Treasury Ultra 10-Year Notes	19	12/23	2,173,557	2,206,078	(32,521)
U.S. Treasury Ultra Long-Term Bonds	301	12/23	38,155,947	38,970,094	(814,147)
					(2,364,682)
Net unrealized appreciation on open futures contracts					$8,415,451

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$338,333,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$ 11,072	—	$11,072
	599,710,000	2/29/28	Daily SOFR Compound annually	4.000% annually	344,503	$(110,360)	454,863
Total	$938,043,000				$355,575	$(110,360)	$465,935

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$163,614,000	6/20/28	1.000% quarterly	$2,534,585	$1,155,147	$1,379,438

See Notes to Financial Statements.

20	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Western Asset SMASh Series M Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

August 31, 2023

Assets:
Investments, at value (Cost — $1,596,931,511)	$1,490,305,343
Deposits with brokers for centrally cleared swap contracts	19,300,354
Deposits with brokers for open futures contracts	18,667,326
Interest receivable	4,761,514
Receivable from brokers — net variation margin on open futures contracts	1,390,842
Receivable for Fund shares sold	1,281,566
Receivable from brokers — net variation margin on centrally cleared swap contracts	726,112
Principal paydown receivable	274,442
Receivable from investment manager	28,980
Prepaid expenses	25,372
Total Assets	1,536,761,851

Liabilities:
Payable for securities purchased	120,410,008
Payable for Fund shares repurchased	1,042,440
Trustees’ fees payable	4,284
Accrued expenses	91,748
Total Liabilities	121,548,480
Total Net Assets	$1,415,213,371

Net Assets:
Par value (Note 5)	$1,850
Paid-in capital in excess of par value	2,067,445,978
Total distributable earnings (loss)	(652,234,457)
Total Net Assets	$1,415,213,371

Shares Outstanding	184,987,723

Net Asset Value	$7.65

See Notes to Financial Statements.

22	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2023

Investment Income:
Interest	$31,231,971
Total Investment Income	31,231,971

Expenses:
Fund accounting fees	41,409
Registration fees	25,203
Legal fees	24,944
Audit and tax fees	24,634
Trustees’ fees	14,500
Transfer agent fees	14,246
Shareholder reports	6,648
Commitment fees (Note 6)	6,544
Commodity pool reports	6,028
Custody fees	2,740
Miscellaneous expenses	4,854
Total Expenses	171,750
Less: Fee waivers and/or expense reimbursements (Note 2)	(171,750)
Net Expenses	—
Net Investment Income	31,231,971

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(7,863,455)
Futures contracts	(12,169,297)
Swap contracts	(25,289,930)
Net Realized Loss	(45,322,682)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,905,720)
Futures contracts	16,895,510
Swap contracts	1,006,291
Change in Net Unrealized Appreciation (Depreciation)	14,996,081
Net Loss on Investments, Futures Contracts and Swap Contracts	(30,326,601)
Increase in Net Assets From Operations	$905,370

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended August 31, 2023 (unaudited) and the Year Ended February 28, 2023	August 31	February 28

Operations:
Net investment income	$31,231,971	$46,721,219
Net realized loss	(45,322,682)	(331,445,315)
Change in net unrealized appreciation (depreciation)	14,996,081	(111,445,598)
Increase (Decrease) in Net Assets From Operations	905,370	(396,169,694)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(30,969,655)	(56,178,389)
Decrease in Net Assets From Distributions to Shareholders	(30,969,655)	(56,178,389)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	208,190,688	503,222,465
Cost of shares repurchased	(194,230,288)	(783,223,846)
Increase (Decrease) in Net Assets From Fund Share Transactions	13,960,400	(280,001,381)
Decrease in Net Assets	(16,103,885)	(732,349,464)

Net Assets:
Beginning of period	1,431,317,256	2,163,666,720
End of period	$1,415,213,371	$1,431,317,256

See Notes to Financial Statements.

24	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2023[1,2]		2023[1]	2022[1]	2021[1]	2020[1,3]	2019[1]

Net asset value, beginning of period	$7.82		$10.12	$10.88	$11.04	$10.85	$10.58

Income (loss) from operations:
Net investment income	0.17		0.25	0.12	0.17	0.30	0.29
Net realized and unrealized gain (loss)	(0.17)		(2.25)	(0.62)	0.43	0.67	0.32
Total income (loss) from operations	0.00	[4]	(2.00)	(0.50)	0.60	0.97	0.61

Less distributions from:
Net investment income	(0.17)		(0.30)	(0.26)	(0.26)	(0.33)	(0.27)
Net realized gains	—		—	—	(0.50)	(0.45)	(0.07)
Total distributions	(0.17)		(0.30)	(0.26)	(0.76)	(0.78)	(0.34)

Net asset value, end of period	$7.65		$7.82	$10.12	$10.88	$11.04	$10.85
Total return[5]	(0.06)%		(19.91)%	(4.69)%	5.53%	9.14%	6.04%

Net assets, end of period (millions)	$1,415		$1,431	$2,164	$2,706	$3,300	$2,436

Ratios to average net assets:
Gross expenses[6]	0.02%[7]		0.02%	0.02%	0.02%	0.02%	0.03%
Net expenses[8,9]	0.00	[7]	0.00	0.00	0.00	0.00	0.00
Net investment income	4.30	[7]	2.88	1.11	1.56	2.71	2.73

Portfolio turnover rate[10]	14%		63%	53%	247%	303%	268%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 83%, 140%, 381%, 486% and 626% for the six months ended August 31, 2023, for the years ended February 28, 2023, 2022, and 2021, February 29, 2020 and February 28, 2019, respectively.

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

26	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$567,125,213	—	$567,125,213
Collateralized Mortgage Obligations	—	553,964,502	—	553,964,502
Asset-Backed Securities	—	205,992,733	—	205,992,733
Corporate Bonds & Notes	—	50,293,372	—	50,293,372
Sovereign Bonds	—	11,771,776	—	11,771,776
Total Long-Term Investments	—	1,389,147,596	—	1,389,147,596
Short-Term Investments†:
Repurchase Agreements	—	34,800,000	—	34,800,000
U.S. Treasury Bills	—	33,866,737	—	33,866,737
U.S. Government Agencies	—	28,864,761	—	28,864,761
Overnight Deposits	—	3,626,249	—	3,626,249
Total Short-Term Investments	—	101,157,747	—	101,157,747
Total Investments	—	$1,490,305,343	—	$1,490,305,343

28	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$10,780,133	—	—	$10,780,133
Centrally Cleared Interest Rate Swaps††	—	$465,935	—	465,935
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,379,438	—	1,379,438
Total Other Financial Instruments	$10,780,133	$1,845,373	—	$12,625,506
Total	$10,780,133	$1,492,150,716	—	$1,502,930,849

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,364,682	—	—	$2,364,682

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2023, the total notional value of all credit default swaps to sell protection was $163,614,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended August 31, 2023, see Note 4.

30	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(d) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

32	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

34	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

As of August 31, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

36	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $171,750.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,308,285	$1,032,302,778
Sales	40,121,693	983,690,643

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

At August 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,596,931,511	$2,738,304	$(109,364,472)	$(106,626,168)
Futures contracts	—	10,780,133	(2,364,682)	8,415,451
Swap contracts	1,044,787	1,845,373	—	1,845,373

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$10,780,133	—	$10,780,133
Centrally cleared swap contracts[3]	465,935	$1,379,438	1,845,373
Total	$11,246,068	$1,379,438	$12,625,506

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,364,682

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

38	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(12,169,297)	—	$(12,169,297)
Swap contracts	(26,572,761)	$1,282,831	(25,289,930)
Total	$(38,742,058)	$1,282,831	$(37,459,227)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$16,895,510	—	$16,895,510
Swap contracts	465,935	$540,356	1,006,291
Total	$17,361,445	$540,356	$17,901,801

During the six months ended August 31, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,262,315,563
Futures contracts (to sell)	198,589,077

Average Notional Balance
Interest rate swap contracts	$450,827,571
Credit default swap contracts (sell protection)	164,035,000

5. Shares of beneficial interest

At August 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2023	Year Ended February 28, 2023
Shares sold	26,448,572	59,134,657
Shares repurchased	(24,521,476)	(89,955,734)
Net increase (decrease)	1,927,096	(30,821,077)

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

6. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2023.

7. Deferred capital losses

As of February 28, 2023, the Fund had deferred capital losses of $515,769,815, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

9. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be

40	Western Asset SMASh Series M Fund 2023 Semi-Annual Report

entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset SMASh Series M Fund 2023 Semi-Annual Report	41

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in

42	Western Asset SMASh Series M Fund

separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional global income funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended December 31, 2022 was below the median and that its performance for the 10-year period ended December 31, 2022 was

Western Asset SMASh Series M Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, and 5-year periods and exceeded that of its benchmark index for the 10-year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that LMPFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether LMPFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to LMPFA. The Board also noted that LMPFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.

44	Western Asset SMASh Series M Fund

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset SMASh Series M Fund	45

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

46	Western Asset SMASh Series M Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset SMASh Series M Fund	47

Western Asset

SMASh Series M Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04235 10/23 SR23-4737

ITEM 2.	CODE OF ETHICS.

 Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

 Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 13.	EXHIBITS.

 (a) (1) Not applicable.

  Exhibit 99.CODE ETH

 (a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

 Exhibit 99.CERT

 (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

 Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2023